Contingencies and Capital Commitments	12 Months Ended
Dec. 31, 2019
Contingencies and Capital Commitments [abstract]
Contingencies and Capital Commitments

33.   Contingencies and Capital Commitments

(a)    Caylloma Letter of Guarantee

The Caylloma Mine closure plan was updated in December 2018, with total undiscounted closure costs of $11,431 consisting of progressive closure activities of $3,646, final closure activities of $7,156, and post-closure activities of $790. Pursuant to the closure regulations, the Company is required to provide the following guarantees with the government:

•	2019 – $7,237
•	2020 – $9,704

The Company has established a bank letter of guarantee in the amount of $7,237 on behalf of Bateas in favor of the Peruvian mining regulatory agency, in compliance with local regulation and to collateralize Bateas’ mine closure plan. This bank letter of guarantee expired on December 31, 2019. Subsequent to December 31, 2019, the Company established a security bond in the amount of $1,300 and a bank letter of guarantee in the amount of $8,394. The security bond and the letter of guarantee expire on January 29, 2021.

(b)    San Jose Letter of Guarantee

The Company has established three letters of guarantee in the aggregate amount of $1,236 to fulfill its environmental obligations under the terms and conditions of the Environmental Impact Statements issued by the Secretaria de Medio Ambiente y Recursos Naturales (“SEMARNAT”) in 2009 in respect of the construction of the San Jose mine, and in 2017 and 2019 with respect to the expansion of the dry stack tailings facility at the San Jose mine. The letters of guarantee expire on December 31, 2023, June 15, 2022 and May 15, 2020 respectively.

(c)    Other Commitments

As at December 31, 2019, the Company had capital commitments of $36,454,  $510, and $124 for civil work, equipment purchases and other services at the Lindero Project and the Caylloma and San Jose Mines, respectively, expected to be expended within one year.

(d)    Tax Contingencies

Peru

The Company has been assessed $1,310  (4,343 Peruvian Soles), including interest and penalties of $725  (2,405 Peruvian Soles), for the tax year 2010 by SUNAT, the Peruvian tax authority, with respect to the deduction of certain losses arising from derivative instruments. The Company applied to the Peruvian tax court to appeal the assessments.

On January 22, 2019, the Peruvian tax court reaffirmed SUNAT’s position and denied the deduction. The Company believes the assessment is inconsistent with Peruvian tax law and that it is probable the Company will succeed on appeal through the Peruvian legal system. The Company has paid the disputed amount in full and has initiated proceedings through the Peruvian legal system to appeal the decision of the Peruvian tax court.

The Company has recorded the amount paid of $1,310  (4,343 Peruvian Soles) in long-term receivables and other as at December 31, 2019, as the Company believes it is probable that the appeal will be successful (note 12).

(e)    SGM Royalty

In 2017 the Mexican Geological Service (“SGM”) advised the Company that a previous owner of one of the Company’s mineral concessions located at the San Jose Mine in Oaxaca, Mexico had granted the SGM a royalty of 3% of the billing value of minerals obtained from the concession. The Company, supported by legal opinions from three independent law firms, at that time advised the Mexican mining authorities that it was of the view that no royalty is payable, and in 2018 initiated administrative and legal proceedings against the Dirección General de Minas (“DGM”) to remove reference to the royalty on the title register. Those proceedings are ongoing and progressing in accordance with the procedures of the Mexican Administrative Court.

In January 2020, the Company received notice from the DGM proposing to cancel the mining concession if the royalty, in the Mexican peso equivalent of US$30 million plus VAT (being the amount of the claimed royalty from 2011 to 2019) is not paid before March 15, 2020.  In early February 2020, the Company initiated legal proceedings against the DGM to contest the cancellation procedure and also to stay the cancellation process.

The District Court in Mexico City has accepted the filing of the Company’s legal proceedings and also granted a permanent stay of execution, which protects the Company from the cancellation of the concession until a resolution by the Court is reached on the legality of the cancellation procedure.  The timing of a decision by the Court at first instance in this action against the DGM is uncertain and may take several months.  In the event that the Company is unsuccessful in these proceedings, it may appeal.  If ultimately the Company does not prevail, it may be required to pay the disputed royalty in order to preserve the mining concession.  If the Company is required to pay the royalty, it will do so from available capital resources.

The Company has determined that it is more likely than not that it will succeed in these proceedings; therefore, no provision has been recorded as at December 31, 2019.

(f)    Other Contingencies

The Company is subject to various investigations, royalties and other claims, legal, labor, and tax proceedings covering matters that arise in the ordinary course of business activities. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be resolved unfavorably for the Company. Certain conditions may exist as of the date the financial statements are issued that may result in a loss to the Company. None of these matters is expected to have a material effect on the results of operations or financial conditions of the Company.